Business combination - Schedule of Acquisition Consideration (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Aug. 05, 2025
Schedule of Acquisition Consideration [Abstract]
Initial amount	$ 5,000
Working capital adjustment	(461)
Net amount paid in stock	4,539	$ 5,000
Present value of contingent consideration	6,273
Present value of contingent liability related to the innovation platform	470
Total acquisition consideration	$ 11,282